Federated Hermes Kaufmann Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—1.6%
34,128		Meta Platforms, Inc.	$ 24,452,712
105,000	[1]	Spotify Technology S.A.	52,536,750
		TOTAL	76,989,462
		Consumer Discretionary—10.7%
360,000	[1]	Amazon.com, Inc.	86,148,000
586,000	[1,2]	Birkenstock Holding PLC	22,127,360
150,200		D. R. Horton, Inc.	22,355,768
185,000	[1]	DoorDash, Inc.	37,854,700
500,000	[1]	DraftKings, Inc.	13,755,000
180,000	[1]	Floor & Decor Holdings, Inc.	11,872,800
25,000		Hilton Worldwide Holdings, Inc.	7,462,750
15,000	[1]	Mercadolibre, Inc.	32,216,850
327,400		Moncler SpA	19,020,616
513,000	[1]	On Holding AG	23,213,250
200,000	[1]	Planet Fitness, Inc.	18,208,000
118,200	[1]	SharkNinja, Inc.	13,971,240
1,000,000	[1,2]	Sportradar Group AG	18,110,000
99,300		Texas Roadhouse, Inc.	17,860,098
264,200		TJX Cos., Inc.	39,579,802
886,300	[1]	Viking Holdings Ltd.	63,946,545
187,200		Wingstop, Inc.	49,688,496
77,200		Yum! Brands, Inc.	12,004,600
		TOTAL	509,395,875
		Consumer Staples—3.2%
39,000		Casey’s General Stores, Inc.	23,653,500
53,200		Costco Wholesale Corp.	50,021,300
200,000	[1]	Maplebear, Inc.	7,432,000
400,000		Philip Morris International, Inc.	71,776,000
		TOTAL	152,882,800
		Financials—6.8%
360,000		Apollo Global Management, Inc.	48,434,400
40,000		BlackRock, Inc.	44,757,600
2,800,000	[1]	Blue Owl Capital, Inc.	38,192,000
750,000	[1]	Chime Financial, Inc.	19,065,000
430,000		Hamilton Lane, Inc.	60,733,200
56,800		JPMorgan Chase & Co.	17,374,552
40,000		MSCI, Inc., Class A	24,368,800
100,000		S&P Global, Inc.	52,779,000
500,000	[1]	Toast, Inc.	15,555,000
		TOTAL	321,259,552
		Health Care—23.7%
2,000,000	[1,3]	Albireo Pharma CVR, Rights	4,300,000
2,072,500	[1,2]	Arcturus Therapeutics Holdings, Inc.	15,481,575
179,900	[1]	Argenx SE	151,165,136
5,480,011	[1,2,3]	AstraZeneca PLC, Rights	3,014,006
5,585,000	[1,2]	aTyr Pharma, Inc.	4,930,438
739,000	[1]	Boston Scientific Corp.	69,118,670
1,236,100	[1]	Centessa Pharmaceuticals Ltd., ADR	30,370,977
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,021,751

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
400,000	[1]	Cytokinetics, Inc.	$ 25,276,000
2,771,487	[1]	EyePoint Pharmaceuticals, Inc.	37,470,504
1,040,900	[1]	Forte Biosciences, Inc.	30,467,143
520,700	[1,2]	Genmab A/S, ADR	16,990,441
916,481	[1]	Guardant Health, Inc.	104,515,493
2,014,523	[1]	IDEAYA Biosciences, Inc.	64,847,495
174,100	[1]	Insulet Corp.	44,536,521
114,200	[1]	Intuitive Surgical, Inc.	57,581,924
434,095	[1]	Kymera Therapeutics, Inc.	31,554,366
1	[1,3,4]	Latin Healthcare Fund LP	212,925
3,128,786	[1]	Minerva Neurosciences, Inc.	12,702,871
335,000	[1]	Natera, Inc.	77,431,900
140,000	[1]	Newamsterdam Pharma Co. NV	4,356,800
16,264,400	[1,3]	Novartis AG, Rights	18,866,704
232,956	[1]	Palvella Therapeutics, Inc.	17,865,396
7,484,000	[1]	Rezolute, Inc.	24,996,560
586,200	[1]	Rhythm Pharmaceuticals, Inc.	60,097,224
405,900	[1]	Scholar Rock Holding Corp.	17,997,606
959,018	[1,3]	Soteira, Inc.	0
110,700		Stryker Corp.	40,910,292
89,545		UCB S.A.	27,107,316
328,553	[1,2]	Upstream Bio, Inc.	10,211,427
298,800	[1]	Vaxcyte, Inc.	16,006,716
105,000	[1]	Veeva Systems, Inc.	21,411,600
2,812,826	[1]	Wave Life Sciences Ltd.	36,397,968
340,000	[1]	Xenon Pharmaceuticals, Inc.	13,943,400
1,699,867	[1,2]	Zenas Biopharma, Inc.	31,226,557
		TOTAL	1,124,385,702
		Industrials—23.6%
117,000		Applied Industrial Technologies, Inc.	30,467,970
80,000	[1]	Axon Enterprise, Inc.	38,686,400
632,826	[1,2]	BETA Technologies, Inc.	13,605,759
81,000		Comfort Systems USA, Inc.	92,510,100
785,030	[1]	EquipmentShare.com, Inc.	24,414,433
381,500		GE Aerospace	117,040,385
173,400		GE Vernova, Inc.	125,952,558
277,171		HEICO Corp.	91,718,655
123,400		Howmet Aerospace, Inc.	25,677,072
113,500	[1]	Karman Holdings, Inc.	11,781,300
147,000	[1]	Kratos Defense & Security Solutions	15,142,470
885,800	[1]	Loar Holdings, Inc.	60,748,164
21,000		Parker-Hannifin Corp.	19,652,640
379,500		Quanta Services, Inc.	180,122,085
1,838,500	[1]	QXO, Inc.	40,777,930
34,800	[1]	RBC Bearings, Inc.	17,388,516
129,000		Trane Technologies PLC	54,254,820
500,000	[1]	Uber Technologies, Inc.	40,025,000
418,290		UL Solutions, Inc.	29,376,507
109,000		Vertiv Holdings Co.	20,293,620
315,000		Westinghouse Air Brake Technologies Corp.	72,494,100
		TOTAL	1,122,130,484
		Information Technology—18.9%
182,300	[1]	Advanced Micro Devices, Inc.	43,155,879
135,000	[1]	Astera Labs, Inc.	20,333,700

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
25,000	[1]	CloudFlare, Inc.	$ 4,433,750
136,300	[1]	Commvault Systems, Inc.	11,680,910
127,500	[1]	Crowdstrike Holdings, Inc.	56,279,138
313,600	[1]	Datadog, Inc.	40,554,752
548,200	[1]	Elastic N.V.	36,142,826
1,059,322	[1,3,4]	Expand Networks Ltd.	0
5,000	[1]	Impinj, Inc.	690,500
46,000		KLA Corp.	65,685,240
1,506,600	[1]	Klaviyo, Inc.	33,461,586
144,700		Micron Technology, Inc.	60,033,136
110,800		Microsoft Corp.	47,676,132
138,400	[1]	MongoDB, Inc.	51,392,072
4,800		Monolithic Power Systems, Inc.	5,395,920
80,000		Motorola Solutions, Inc.	32,203,200
400,000		NVIDIA Corp.	76,452,000
40,000	[1]	Palantir Technologies, Inc.	5,863,600
300,000	[1]	Q2 Holdings, Inc.	18,375,000
715,000	[1]	Rubrik, Inc.	40,004,250
3,751	[1,3,4]	Sensable Technologies, Inc.	0
375,000	[1]	ServiceNow, Inc.	43,878,750
552,000	[1]	Shopify, Inc.	72,438,960
213,000	[1]	Snowflake, Inc.	41,045,100
223,000		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73,714,880
47,500	[1]	Tyler Technologies, Inc.	17,546,500
50,000	[1]	Vertex, Inc.	927,500
		TOTAL	899,365,281
		Materials—4.3%
500,000		Agnico Eagle Mines Ltd.	95,250,000
76,300		Eagle Materials, Inc.	15,550,703
70,800		Martin Marietta Materials	46,158,060
125,150		Sherwin-Williams Co.	44,383,196
		TOTAL	201,341,959
		Real Estate—2.5%
975,395	[1]	CoStar Group, Inc.	59,986,793
300,000		Gaming and Leisure Properties, Inc.	13,425,000
200,000		Ryman Hospitality Properties, Inc.	18,940,000
900,000		VICI Properties, Inc.	25,272,000
		TOTAL	117,623,793
		Utilities—2.3%
200,000		American Electric Power Co., Inc.	23,955,000
200,000		Duke Energy Corp.	24,270,000
475,000		NextEra Energy, Inc.	41,752,500
131,000		Vistra Corp.	20,743,850
		TOTAL	110,721,350
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,603,829,028)	4,636,096,258
		PREFERRED STOCKS—0.3%
		Health Care—0.3%
2,118,042	[3,4]	CeQur S.A.	11,195,558
164,133	[3,4]	Sail Biomedicines, Inc.	5,150,740
		TOTAL	16,346,298

Shares			Value
		PREFERRED STOCKS—continued
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	$ 0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $20,938,776)	16,346,298
		WARRANTS—0.6%
		Health Care—0.6%
5,082	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	6,211,383
2,541	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	3,832,236
183,000	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	742,980
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	353,627
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	189,712
2,154,000	[1]	Rezolute, Inc., Warrants 4/30/2099	7,194,360
1,010,000	[1]	Rezolute, Inc., Warrants 6/24/2099	3,373,400
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	5,645,605
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	19,719
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,212,966
		TOTAL WARRANTS (IDENTIFIED COST $30,316,386)	28,775,988
		INVESTMENT COMPANY—2.4%
116,145,375		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[5] (IDENTIFIED COST $116,145,375)	116,145,375
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $2,771,229,565)	4,797,363,919
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(44,903,708)
		NET ASSETS—100%	$4,752,460,211
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2026	Shares Held as of 1/31/2026	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$24,285,724	$—	$(2,548,309)	$11,010,359	$(17,266,199)	$15,481,575	2,072,500	$—
aTyr Pharma, Inc.	$4,836,610	$—	$—	$93,828	$—	$4,930,438	5,585,000	$—
EyePoint Pharmaceuticals, Inc.	$36,278,765	$—	$—	$1,191,739	$—	$37,470,504	2,771,487	$—
Forte Biosciences, Inc.	$13,469,246	$—	$—	$16,997,897	$—	$30,467,143	1,040,900	$—
Minerva Neurosciences, Inc.	$10,616,926	$—	$—	$2,085,945	$—	$12,702,871	3,128,786	$—
Minerva Neurosciences, Inc., Tranche A War- rants 12/31/2099	$4,995,127	$—	$—	$1,216,256	$—	$6,211,383	5,082	$—
Minerva Neurosciences, Inc., Tranche B War- rants 12/31/2099	$2,999,024	$—	$—	$833,212	$—	$3,832,236	2,541	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$768,600	$—	$—	$(25,620)	$—	$742,980	183,000	$—
Rezolute, Inc.	$55,724,280	$3,756,095	$—	$(34,483,815)	$—	$24,996,560	7,484,000	$—
Rezolute, Inc., Warrants 10/8/2027	$423,183	$—	$—	$(69,556)	$—	$353,627	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$529,376	$—	$—	$(339,664)	$—	$189,712	56,800	$—
Rezolute, Inc., Warrants 4/30/2099	$20,075,280	$—	$—	$(12,880,920)	$—	$7,194,360	2,154,000	$—
Rezolute, Inc., Warrants 6/24/2099	$9,413,200	$—	$—	$(6,039,800)	$—	$3,373,400	1,010,000	$—
Rezolute, Inc., Warrants 12/31/2099	$15,753,605	$—	$—	$(10,108,000)	$—	$5,645,605	1,690,301	$—
Scynexis, Inc., Warrants 4/26/2029	$23,917	$—	$—	$(4,198)	$—	$19,719	167,251	$—
Scynexis, Inc., Warrants 1/1/2099	$1,125,960	$—	$—	$87,006	$—	$1,212,966	1,706,000	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Affiliated issuers no longer in the portfolio at period end	$47,549	$—	$(41,132)	$168,583	$(175,000)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$201,366,372	$3,756,095	$(2,589,441)	$(30,266,748)	$(17,441,199)	$154,825,079	30,217,636	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$142,266,917
Purchases at Cost	$375,507,397
Proceeds from Sales	$(401,628,939)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$116,145,375
Shares Held as of 1/31/2026	116,145,375
Dividend Income	$1,216,095

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$48,664,920	$50,799,018

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2026, these restricted securities amounted to $26,602,842, which represented 0.6% of total net assets.

Additional information on restricted securities held at January 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,343,051	$11,195,558
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
Latin Healthcare Fund LP	11/28/2000	$0	$212,925
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$6,211,383
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$3,832,236
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sail Biomedicines, Inc.	7/28/2021	$4,595,724	$5,150,740
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,986,489,113	$—	$24,401,380	$4,010,890,493
International	424,898,691	197,293,068	3,014,006	625,205,765
Preferred Stocks
Domestic	—	—	5,150,740	5,150,740
International	—	—	11,195,558	11,195,558
Debt Securities:
Warrants	17,146,057	1,586,312	10,043,619	28,775,988
Investment Company	116,145,375	—	—	116,145,375
TOTAL SECURITIES	$4,544,679,236	$198,879,380	$53,805,303	$4,797,363,919
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 10/31/2025	$58,416,107
Change in unrealized appreciation/depreciation	471,196
(Sales)	(5,082,000)
Balance as of 1/31/2026	$53,805,303
Total change in unrealized appreciation/depreciation attributable to investments still held at 1/31/2026	$2,980,270

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right